BUSINESS SEGMENT AND DISAGGREGATION OF REVENUE (Details Narrative) - Segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Number of reportable segments	3	3	3